Balance Sheet Components	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Balance Sheet Components [Abstract]
BALANCE SHEET COMPONENTS

6 - BALANCE SHEET COMPONENTS

Inventory

Inventory consists of the following:

	September 30, 2025	December 31, 2024
Inventory	$7,724,496	$7,377,966
Inventory allowance	(904,653)	(904,653)
Consigned parts	2,742,275	985,927
Total	$9,562,118	$7,459,240

Property and Equipment, net

Property and equipment, net consists of the following:

	September 30, 2025	December 31, 2024
Furniture and fixtures	$710,241	$702,122
Computer equipment	335,498	327,166
Leasehold improvements	390,742	390,742
Total property and equipment gross	1,436,481	1,420,030
Less - Accumulated depreciation	(1,323,009)	(1,209,401)
Total property and equipment net	$113,472	$210,629

Depreciation expense for the three months ended September 30, 2025 and 2024, totaled $29,036 and $56,000, respectively. Depreciation expense for the nine months ended September 30, 2025 and 2024, totaled $106,425 and $166,000, respectively.

5 - BALANCE SHEET COMPONENTS

Inventory, net

Inventory consists of the following:

	December 31, 2024	December 31, 2023
Inventory	$7,377,966	$7,392,919
Inventory allowance	(904,653)	(1,145,548)
Consigned parts	985,927	1,128,250
Total	$7,459,240	$7,375,621

Prepaid and other current assets

Prepaid and other current assets consists of the following:

	December 31, 2024	December 31, 2023
Prepaid expenses	$312,239	$177,027
Inventory purchase deposit	5,000,000	-
Production deposit	336,643	336,643
Other current assets	712	-
Total	$5,649,594	$513,670

In January 2024, the Company placed an inventory order and paid a $5.0 million deposit against the order. The inventory was to be delivered on or before June 30, 2024. The inventory was not delivered by such date; and as a result, the Company is entitled to a refund of its deposit. The Company was granted a security interest in the purchased inventory. Upon the return of the Company’s down payment, the order will terminate. As of December 31, 2024, the deposit has not been returned. The Company expects the return of the deposit before June 30, 2025.

Property and Equipment, net

Property and equipment, net consists of the following:

	December 31, 2024	December 31, 2023
Furniture and fixtures	$702,122	$683,763
Computer equipment	327,166	300,101
Leasehold improvements	390,742	390,742
Total property and equipment gross	1,420,030	1,374,606
Less - Accumulated depreciation	(1,209,401)	(997,939)
Total property and equipment net	$210,629	$376,667

Total depreciation    expense for the years ended December 31, 2024 and 2023, totaled approximately $212,000 and $226,000, respectively.

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31, 2024	December 31, 2023
Payroll and payroll related expenses	$605,138	$503,629
Rent expenses - related party	3,657,000	3,124,800
Legal expenses	783,695	325,000
Consulting expenses	80,917	268,684
CEO expenses	-	179,075
Other accrued expenses and current liabilities	442,572	340,307
Total accrued expenses and other current liabilities	$5,569,322	$4,741,495